Significant Accounting and Reporting Policies - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates	3 months
Increase in additional paid-in capital had such stock splits made prior to October 1, 2001	¥ 24,674,000,000
Advance and/or progress payments for development of condominiums for sale	34,556,000,000	69,816,000,000
Finished goods	6,933,000,000	9,838,000,000
Write-down of advance and/or progress payments for development of residential condominiums	3,377,000,000	4,039,000,000	9,844,000,000
Capitalized interest costs related to specific long-term development projects	1,707,000,000	2,395,000,000	3,646,000,000
Advertising expense	11,579,000,000	5,888,000,000	6,165,000,000
Decrease in income from continuing operations		(1,254,000,000)	(2,641,000,000)
Decrease of diluted earning per share for Net income attributable to ORIX Corporation		¥ (2.00)	¥ (0.95)
Decrease of basic earning per share for Net income attributable to ORIX Corporation		¥ (2.46)	¥ (1.17)
Stock split ratio	10
Adjustments for New Accounting Pronouncement | Assets
Significant Accounting Policies [Line Items]
Cumulative effect of adopting new accounting pronouncements	1,147,000,000,000
Adjustments for New Accounting Pronouncement | Liabilities
Significant Accounting Policies [Line Items]
Cumulative effect of adopting new accounting pronouncements	1,169,000,000,000
Adjustments for New Accounting Pronouncement | Retained Earnings
Significant Accounting Policies [Line Items]
Cumulative effect of adopting new accounting pronouncements	(22,000,000,000)
Investment in operating leases | Transportation equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	9 years
Investment in operating leases | Measuring and information-related equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	4 years
Investment in operating leases | Real Estate
Significant Accounting Policies [Line Items]
Estimated average useful lives	32 years
Investment in operating leases | Property, Plant and Equipment, Other Types
Significant Accounting Policies [Line Items]
Estimated average useful lives	7 years
Other Operating Assets
Significant Accounting Policies [Line Items]
Depreciation expenses	8,274,000,000	6,606,000,000	6,857,000,000
Accumulated depreciation	48,313,000,000	37,765,000,000
Other Operating Assets | Property, Plant and Equipment, Other Types | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	20 years
Other Operating Assets | Buildings | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	50 years
Other Operating Assets | Land improvement | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	60 years
Office Facilities
Significant Accounting Policies [Line Items]
Depreciation expenses	2,994,000,000	3,228,000,000	2,857,000,000
Accumulated depreciation	41,698,000,000	39,492,000,000
Office Facilities | Buildings and fixtures | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	62 years
Office Facilities | Machinery and equipment | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	20 years
Subsequent Event | Adjustments for New Accounting Pronouncement | Retained Earnings
Significant Accounting Policies [Line Items]
Cumulative effect of adopting new accounting pronouncements	(15,400,000,000)
Subsequent Event | Adjustments for New Accounting Pronouncement | Other Assets
Significant Accounting Policies [Line Items]
Cumulative effect of adopting new accounting pronouncements	¥ (22,000,000,000)